Financial Instruments - Interest Rate Derivatives (Details) (Interest Rate Cap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	$ 33.6		$ 142.6
Plaza Las Fuentes
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	33.6	[1]	33.6
Brea Campus
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	$ 0		$ 109.0	[2]

[1]
[2]	The mortgage loan matured during 2012 and the cap expired.